Management incentive agreement - Summary Of Share Awards Issued (Detail) - 2016 HeadHunter Unit Option Plan [Member] ₽ / shares in Thousands, ₽ in Thousands	12 Months Ended
Dec. 31, 2019 RUB (₽) units ₽ / shares
Series 1 [member]
Disclosure of share awards issued [line Items]
Number of units | units	801
Grant date	May 10, 2016
Exercise price | ₽ / shares	₽ 500
Fair value at grant date | ₽	₽ 160,871
Series 2 [member]
Disclosure of share awards issued [line Items]
Number of units | units	20
Grant date	September 1, 2017
Exercise price | ₽ / shares	₽ 500
Fair value at grant date | ₽	₽ 25,511
Series 3 [member]
Disclosure of share awards issued [line Items]
Number of units | units	15
Grant date	September 1, 2017
Exercise price | ₽ / shares	₽ 900
Fair value at grant date | ₽	₽ 15,415
Series 4 [member]
Disclosure of share awards issued [line Items]
Number of units | units	12
Grant date	December 1, 2017
Exercise price | ₽ / shares	₽ 900
Fair value at grant date | ₽	₽ 13,070
Series 5 [member]
Disclosure of share awards issued [line Items]
Number of units | units	8
Grant date	March 1, 2018
Exercise price | ₽ / shares	₽ 900
Fair value at grant date | ₽	₽ 8,478
Series 6 [member]
Disclosure of share awards issued [line Items]
Number of units | units	14
Grant date	May 28, 2019
Exercise price | ₽ / shares	₽ 500
Fair value at grant date | ₽	₽ 27,671
Series 7 [member]
Disclosure of share awards issued [line Items]
Number of units | units	20
Grant date	May 28, 2019
Exercise price | ₽ / shares	₽ 1,250
Fair value at grant date | ₽	₽ 22,191